Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices in the banking industry. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The significant estimates include the allowance for loan losses, other-than-temporary impairment (“OTTI”) on investment securities, goodwill, income taxes, stock-based compensation, and the fair value of financial instruments. Actual results may differ from these estimates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications. Certain reclassifications have been made to prior periods in the consolidated statements of operations to conform to current reporting. On the consolidated statements of operations, commission expense, which was previously reported in a separate line item, has been included within the combined financial statement caption of salaries and employee benefits. In addition, several items associated with retail service fees which were previously included within other income have been combined with the previous financial statement caption of service charges on deposit accounts into a new financial statement caption of deposit service charges and fees. Interchange fees were reclassified from other income into a new financial statement caption. In addition, certain other financial statement captions were reclassified into other income and other expense due to the immaterial nature of the amounts. There was no impact from these reclassifications on the Company’s results of operations or cash flows for the years ended December 31, 2014 and 2013. The table below reports the impact of these reclassifications to the consolidated statements of operations for the years ended December 31, 2014 and 2013:

Year Ended December 31, 2014	As Reclassified	As Reported
Non-interest income:
Deposit service charges and fees	$9,782	$—
Service charges on deposit accounts	—	8,803
Interchange fees	2,357	—
Mortgage banking revenue, net	—	1,546
Derivative credit valuation adjustment	—	(1,232)
Net gain (loss) on sale of loans	(327)	—
Other	1,558	4,253

Non-interest expense:
Salaries and employee benefits	51,814	49,339
Commission expense	—	2,475
Amortization of intangible assets	—	805
Real estate owned expense, net	—	1,724
Office supplies expense	—	974
Other	12,937	9,434

Year Ended December 31, 2013	As Reclassified	As reported
Non-interest income:
Deposit service charges and fees	$10,070	$—
Service charges on deposit accounts	—	9,056
Interchange fees	2,420	—
Mortgage banking revenue, net	—	11,598
Derivative credit valuation adjustment	—	(1,588)
Other	11,136	4,560

Non-interest expense:
Salaries and employee benefits	60,733	53,037
Commission expense	—	7,696
Amortization of intangible assets	—	2,457
Real estate owned expense, net	—	2,270
Office supplies expense	—	857
Equipment expense	7,497	7,356
Other	13,507	8,064

Basis of Consolidation. The consolidated financial statements include, after all intercompany balances and transactions have been eliminated, the accounts of the Company, its principal wholly owned subsidiary, the Bank, and the Bank’s wholly owned subsidiaries, Prosperis Financial Solutions, LLC, 2020 Properties, L.L.C., and 4040 Properties, L.L.C. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 810, Consolidation, the Issuing Trusts are deconsolidated. See Note 13 of the Notes to Consolidated Financial Statements for additional information on the Company’s participation in the Issuing Trusts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Segment Information. As defined in accordance with FASB ASC 280, Segment Reporting (FASB ASC 280), the Company has one reportable and operating segment, “Community Banking.” All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Cash and Cash Equivalents. Cash and cash equivalents includes cash and amounts due from banks, interest-earning bank balances and federal funds sold, all of which have original maturity dates of 90 days or less.

Restricted Cash. Restricted cash includes cash held as collateral against customer letters of credit held with another bank.

Investment Securities. The Company’s investment portfolio includes both held-to-maturity and available-for-sale securities. The purchase and sale of the Company’s investment securities are recorded based on trade date accounting. At December 31, 2015 and 2014, the Company had no unsettled transactions. The following provides further information on the Company’s accounting for debt securities:

Held-to-Maturity - Investment securities that management has the positive intent and ability to hold until maturity are classified as held-to-maturity and carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available-for-Sale - Investment securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available-for-sale. These assets are carried at their estimated fair value. Fair values are based on quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded, or in some cases where there is limited activity or less transparency around inputs, internally developed discounted cash flow models. Unrealized gains and losses are excluded from earnings and are reported net of tax in accumulated other comprehensive income (loss) on the consolidated statements of financial condition until realized, including those recognized through the non-credit component of an OTTI charge.

In accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets (FASB ASC 325-40), and FASB ASC 320, Investment - Debt and Equity Securities (FASB ASC 320), the Company evaluates its securities portfolio for OTTI throughout the year. Each investment, which has a fair value less than the book value, is reviewed on a quarterly basis by management. Management considers, at a minimum, whether the following factors exist that, both individually or in combination, could indicate that the decline is other-than-temporary: (a) the Company has the intent to sell the security; (b) it is more likely than not that it will be required to sell the security before recovery; and (c) the Company does not expect to recover the entire amortized cost basis of the security. Among the factors that are considered in determining the Company’s intent is a review of capital adequacy, interest rate risk profile and liquidity at the Company. An impairment charge is recorded against individual securities if the review described above concludes that the decline in value is other-than-temporary. During 2015, 2014 and 2013, it was determined that there were no other-than-temporarily impaired investments. As a result, the Company did not record credit related OTTI charges through earnings during the years ended December 31, 2015, 2014 and 2013.

Loans Held-for-Sale. The Company had $0 and $4.1 million of loans held-for-sale at December 31, 2015 and 2014, respectively. The balance at December 31, 2014 primarily includes consumer loans identified for sale recorded at lower of cost or market.

Deferred Loan Fees. Loan fees on loans held-for-investment, net of certain direct loan origination costs, are deferred and the balance is amortized to income as a yield adjustment over the life of the loan using the interest method.

Allowance for Loan Losses. The allowance for loan losses is determined by management based upon past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral less estimated selling costs. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The provision for loan losses is based upon historical loan loss experience, a series of qualitative factors and an evaluation of estimated losses in the current loan portfolio, including the evaluation of impaired loans under FASB ASC 310, Receivables (“FASB ASC 310”). Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform. For the commercial loan portfolio, historic loss and recovery experience over a three-year horizon, based on a rolling 28-quarter migration analysis, is taken into account for the quantitative factor component. The Company previously used a 12-quarter commercial loan migration analysis, however during the fourth quarter of 2015, the Company began to use a 28-quarter analysis to better align its allowance model with the Company’s credit cycle. This methodology change was completed in conjunction with the completion of the Company’s comprehensive restructuring plan and resulted in a corresponding reduction in qualitative factor assumptions. For the non-commercial loan quantitative component, the average loss history and recovery experience for a one-year period based on a rolling 12-quarter time period is utilized for the allowance calculation.  A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historical loss experience and qualitative factors. Included in these qualitative factors are:

•	Levels of past due, classified and non-accrual loans, and troubled debt restructurings
•	Nature, volume and concentrations of loans
•	Historical loss trends
•	Changes in lending policies and procedures, underwriting standards, collections, and for commercial loans, the level of loans being approved with exceptions to policy
•	Experience, ability and depth of management and staff
•	National and local economic and business conditions, including various market segments
•	Quality of the Company’s loan review system and degree of Board oversight; and
•	Effect of external factors, including the deterioration of collateral values, on the level of estimated credit losses in the current portfolio

Commercial loans, including commercial real estate loans, are placed on non-accrual status at the time the loan has been delinquent for 90 days unless the loan is well secured and in the process of collection. Generally, commercial loans, including commercial real estate loans, are charged-off no later than 180 days after becoming delinquent unless the loan is well secured and in the process of collection, or other extenuating circumstances support collection. Residential real estate loans are typically placed on non-accrual status at the time the loan has been delinquent for 90 days. Other consumer loans are typically charged-off at 180 days delinquent. In all cases, loans must be placed on non-accrual status or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Restricted Equity Securities. Certain securities are classified as restricted equity securities because ownership is restricted and there is not an established market for their resale. These securities are carried at cost and are evaluated for impairment on a quarterly basis.

Bank Properties and Equipment. Land is carried at cost. Bank properties and equipment are stated at cost, less accumulated depreciation. Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Furniture, Fixtures and Equipment	Three to 10 years
Computer Software	Three years

Real Estate Owned. Real estate owned is comprised of property acquired through foreclosure, deed in lieu and bank property that is not in use. Property acquired through foreclosure is carried at the lower of cost or fair value of the property based on an appraisal less estimated disposal costs. Credit losses arising from foreclosure transactions are charged against the allowance for loan losses. Bank properties are carried at the lower of cost or fair value less estimated disposal cost. Costs to maintain real estate owned and any subsequent gains or losses are included in other expense on the Company’s consolidated statements of operations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Goodwill. Goodwill is the excess of the fair value of liabilities assumed over the fair value of tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company tests goodwill for impairment annually as of December 31, unless circumstances indicate that a test is required at an earlier date. The Company elected to not apply the qualitative evaluation option permitted under Accounting Standards Update (“ASU”) 2011-8, Intangibles – Goodwill and Other (Topic 35): Testing Goodwill for Impairment issued in September 2011. Therefore, the Company utilizes the two-step goodwill impairment test outlined in FASB ASC 350, Intangibles – Goodwill and Other (“FASB ASC 350”). Step one, which is used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. A reporting unit is an operating segment, or one level below an operating segment, as defined in FASB ASC 280. The Company has one reportable operating segment, “Community Banking,” and there are no components to this operating segment. If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not considered impaired and step two is therefore unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to measure the amount of the impairment loss, if any. At December 31, 2015, the Company performed its annual goodwill impairment test, and step one of the analysis indicated that the Company’s fair value was greater than its carrying value; therefore, the Company’s goodwill was not impaired at December 31, 2015 and 2014. The carrying amount of goodwill totaled $38.2 million at December 31, 2015 and 2014.

Bank Owned Life Insurance (“BOLI”). The Company has purchased life insurance policies on certain key employees. These policies are recorded at their cash surrender value, or the amount that can be realized in accordance with FASB ASC 325-30, Investments in Insurance Contracts. At December 31, 2015, the Company had $27.8 million invested in a general account and $53.4 million in a separate account, for a total BOLI cash surrender value of $81.2 million. The BOLI separate account is invested in a mortgage-backed securities fund, which is managed by an independent investment firm. Pricing volatility of these underlying instruments may have an impact on investment income; however, the fluctuations would be partially mitigated by a stable value wrap agreement which is a component of the separate account. Income from these policies and changes in the cash surrender value are recorded in BOLI income of the consolidated statements of operations.

Securities Sold Under Agreements to Repurchase. The Company enters into sales of securities under agreements to repurchase with its customers and the Federal Home Loan Bank of New York (“FHLBNY”). In accordance with FASB ASC 860, these agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. Securities pledged as collateral under agreements to repurchase are reflected as assets in the accompanying consolidated statements of financial condition.

Accounting for Derivative Financial Instruments and Hedging Activities. The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities in the consolidated statements of financial condition. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship. For derivatives not designated as hedges, the gain or loss is recognized in current earnings.

The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models that use as their basis readily observable market parameters, specifically the LIBOR swap curve.

Accumulated Other Comprehensive Loss. The Company classifies items of accumulated other comprehensive loss by their nature and displays the details of other comprehensive loss in the consolidated statement of comprehensive loss. Amounts categorized as accumulated other comprehensive loss represent net unrealized gains or losses on investment securities available for sale, net of tax and the non-credit portion of any OTTI loss not recorded in earnings. Reclassifications are made to avoid double counting items which are displayed as part of net income (loss) for the period. These reclassifications for the years ended December 31, 2015, 2014 and 2013 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2015			2014			2013
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$(1,262)	$516	$(746)	$11,743	$(4,796)	$6,947	$(12,120)	$4,950	$(7,170)
Reclassification adjustment for net gain included in net income (1)	(1,468)	600	(868)	(50)	20	(30)	(3,500)	1,429	(2,071)
Net unrealized (loss) gain on securities available for sale	$(2,730)	$1,116	$(1,614)	$11,693	$(4,776)	$6,917	$(15,620)	$6,379	$(9,241)

(1)	All pre-tax amounts are included in non-interest income in the consolidated statements of operations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Treasury Stock. Stock held in treasury by the Company is accounted for using the cost method which treats stock held in treasury as a reduction to total shareholders’ equity. At December 31, 2015 and 2014, the Company held 217,738 and 284,927 shares of treasury stock, respectively.

Stock-Based Compensation. The Company accounts for stock-based compensation issued to employees, and when appropriate, non-employees, in accordance with the fair value recognition provisions of FASB ASC 718, Compensation - Stock Compensation, (“FASB ASC 718”). Under the fair value provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. However, consistent with FASB ASC 718, the amount of stock-based compensation cost recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date and, as a result, it may be necessary to recognize the expense using a ratable method. Although the provisions of FASB ASC 718 should generally be applied to non-employees, FASB ASC 505-50, Equity-Based Payments to Non-Employees, is used in determining the measurement date of the compensation expense for non-employees.

Determining the fair value of stock-based awards at the measurement date requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions are used, it could have a material effect on the Company’s consolidated financial statements.

The Company’s stock-based incentive plan authorizes the issuance of shares of common stock pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The purpose of the Company’s stock-based incentive plan is to give the Company a competitive advantage in attracting, retaining, and motivating officers, employees, directors, and consultants and to provide the Company and its subsidiaries and affiliates with a compensation plan providing incentives for future performance of services directly linked to the profitability of the Company’s businesses and increases in Company shareholder value.  Under the Company’s stock-based incentive plan, Options expire ten years after the date of grant, unless terminated earlier under the Option’s terms. For both Options and Stock Awards a committee of non-employee directors has the authority to determine the conditions upon which the Options or Stock Awards granted will vest.

In accordance with FASB ASC 718, the fair value of the Options granted is estimated on the date of grant using the Black-Scholes option pricing model which uses the assumptions noted in the table below. The expected term of an Option is estimated using historical exercise behavior of employees at a particular level of management who were granted Options with a comparable term. The Options have historically been granted a 10 year term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected volatility is based on the historical volatility of the Company’s stock price.

Significant weighted average assumptions used to calculate the fair value of the Options for the years ended December 31, 2015, 2014 and 2013 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2015	2014	2013
Fair value of Options granted during the year(1)	$6.16	$8.70	$9.25
Risk-free rate of return	1.35%	1.32%	0.85%
Expected term in months	46	54	59
Expected volatility	40%	54%	62%
Expected dividends(2)	$—	$—	$—

(1)	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.
(2)	To date, the Company has not paid cash dividends on its common stock.

At December 31, 2015, the Company had one stock-based employee compensation plan, which is described more fully in Note 14.

Interest Income on Loans. Interest income on loans is credited to operations based upon the principal amount outstanding. Interest accruals are generally discontinued when a loan becomes 90 days past due, or when principal or interest is considered doubtful of collection. When interest accruals are discontinued or unpaid, interest credited to income in the current year is reversed and unpaid interest accrued in the prior year is charged to the allowance for loan losses. Any interest payments received while interest accruals are discontinued are applied to the principal balance of the loan.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 requires the recording of deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expenses will not be required in future periods. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. Assessment of uncertain tax positions under FASB ASC 740 requires careful consideration of the technical merits of a position based on management’s analysis of tax regulations and interpretations. Significant judgment is applied when addressing the requirements of FASB ASC 740. At December 31, 2015, the Company had a valuation allowance of $128.8 million against its gross deferred tax asset and a net deferred tax liability of $1.5 million. As the Company remained in a cumulative loss position, a full deferred tax valuation allowance is still appropriate at December 31, 2015. Once the Company is no longer in a cumulative loss position and has sufficient projected future earnings to absorb the deferred tax asset, the existing valuation allowance may be reversed. The Company will continue to regularly assess its performance to determine if a reversal of the valuation allowance is warranted. See Note 19 for additional information on the Company’s application of FASB ASC 740.

Earnings (Loss) Per Common Share. Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings (loss) per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price of common shares sold during the period. Dilution is not considered when the Company is in a net loss position.

Recent Accounting Principles. In February 2016, the FASB issued ASU 2016-02: Leases (Topic 842). This ASU is intended to improve financial reporting about leasing transactions and affects all companies and other organizations that lease assets such as real estate, airplanes, and manufacturing equipment. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with over twelve month terms. The accounting by organizations that own the assets leased by the lessee will remain largely unchanged from current requirements under GAAP. However, the ASU contains some targeted improvements that are intended to align, where necessary, lessor accounting with the lessee accounting model and with the updated revenue recognition guidance issued in 2014. The amendments in this ASU are effective for public business entities for fiscal years and interim periods beginning after December 15, 2018. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In January 2016, the FASB issued ASU 2016-01: Financial Instruments- Overall (Subtopic 825-10).  The amendments in this ASU affect all entities that hold financial assets or owe financial liabilities. The amendments in this ASU make targeted improvements to GAAP as follows: (1) Require certain equity investments to be measured at fair value with changes in fair value recognized in net income; (2) simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (3) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; (4) eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (5) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (6) require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; (7) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and (8) clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

In February 2015, the FASB issued ASU 2015-02: Consolidation – Amendments to the Consolidation Analysis (Topic 225-20).The amendments in this ASU affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments: (1) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities; (2) eliminate the presumption that a general partner should consolidate a limited partnership; (3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and (4) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The amendments in this ASU are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company does not expect the adoption of this guidance to have an impact on its financial condition or results of operations.

In January 2015, the FASB issued ASU 2015-01: Income Statement – Extraordinary and Unusual Items (Subtopic 225-20). The amendments in this ASU eliminate from GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement – Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company does not expect the adoption of this guidance to have an impact on its financial condition or results of operations.

In November 2014, the FASB issued ASU 2014-16: Derivatives and Hedging (Topic 815). The amendments in this ASU affect hybrid financial instruments issued in the form of a share. An entity (an issuer or an investor) should determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. That is, an entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The amendments in this ASU are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company does not expect the adoption of this guidance to have an impact on its financial condition or results of operations.

In August 2014, the FASB issued ASU 2014-15: Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this ASU provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments are intended to reduce diversity in the timing and content of footnote disclosures. The amendments in this ASU are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company does not expect the adoption of this guidance to have an impact on its financial condition or results of operations.

In June 2014, the FASB issued ASU 2014-12: Stock Compensation – Accounting for Share-Based Payments When the Terms of Award Provide that a Performance Target Could Be Achieved after the Requisite Service Period (Topic 718). The amendments in this ASU apply to all entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The amendments in this ASU require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and may be applied either prospectively to all awards granted or modified after the effective date, or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. Early adoption is permitted. The Company does not expect the adoption of this guidance to have an impact on its financial condition or results of operations.